Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Abstract]
Office equipment, fixtures and furniture	$ 8,806	$ 8,799
Mining equipment	63,672	63,672
Motor vehicle	208	170
Less: Accumulated depreciation	(37,507)	(28,795)
Less: Impairment	(33,589)	(26,703)
Total	$ 1,590	$ 17,143